CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported [Member]	Convertible Preferred Stock	Convertible Preferred Stock Previously Reported [Member]	Common Stock	Common Stock Previously Reported [Member]	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Accumulated other comprehensive income
Balance at the beginning at Dec. 31, 2019	$ (44,429)	$ (44,429)					$ 1,104	$ 1,104	$ (45,533)	$ (45,533)
Balance (in Shares) at Dec. 31, 2019			74,159	15,181
Balance at the beginning at Dec. 31, 2019			$ 46,206	$ 46,206
Balance (in Shares) at Dec. 31, 2019					4,865	996
Retroactive application of exchange ratio, Shares			58,978		3,869
Stock-based compensation	1,759						1,759
Stock-based compensation (in Shares)					4,123
Issuance of Series C Preferred Stock for cash, net of offering costs			$ 57,439
Issuance of Series C Preferred Stock for cash, net of offering costs (in Shares)			26,946
Conversion of Convertible Note to Series C-1 Preferred Stock			$ 7,787
Conversion of Convertible Note to Series C-1 Preferred Stock (in Shares)			3,717
Issuance of common stock in connection with acquisition	813						813
Issuance of common stock in connection with acquisition (in Shares)					1,373
Common stock warrants related to marketing expense	481						481
Exercise of warrants (in Shares)					15
Net loss	(37,109)								(37,109)
Other comprehensive loss	235										$ 235
Balance at Dec. 31, 2020	$ (78,250)						4,157		(82,642)		235
Balance (in Shares) at Dec. 31, 2020	104,822		104,822
Balance at the end at Dec. 31, 2020	$ 111,432		$ 111,432
Balance (in Shares) at Dec. 31, 2020					10,376
Conversion of Convertible Preferred Stock to Common Stock	146,225		$ (146,225)		$ 13		146,212
Conversion of Convertible Preferred Stock to Common Stock, shares			(121,226)		121,226
Reverse recapitalization, net of transaction costs	444,647				$ 6		444,641
Reverse recapitalization, net of transaction costs, Shares					59,657
Stock-based compensation	8,131						8,131
Redemption of warrants, Shares					148
Issuance of Series C Convertible Preferred Stock (in Shares)			16,404
Issuance of Series C Convertible Preferred Stock			$ 34,793
Common stock warrants issued to customers as consideration	121						121
Common stock warrants related to marketing expense	810						810
Exercise of warrants	5						5
Exercise of warrants (in Shares)					2,457
Net loss	(71,961)								(71,961)
Other comprehensive loss	(226)										(226)
Balance at Dec. 31, 2021	$ 449,502				$ 19		$ 604,077		$ (154,603)		$ 9
Balance (in Shares) at Dec. 31, 2021	0
Balance at the end at Dec. 31, 2021
Balance (in Shares) at Dec. 31, 2021					193,864